Principal Accounting Policies (Statutory Reserves, Employee Benefits, Segment Reporting and Derivative Financial Instruments) (Details)		12 Months Ended
		Jun. 30, 2016 CNY (¥) segments	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jul. 15, 2013
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund		10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required		50.00%
Appropriation made to statutory reserves		¥ 0	¥ 63,000	¥ 1,613,000
Amounts recognized for employee benefits		¥ 127,174,000	¥ 96,481,000	¥ 99,475,000
Number of reporting segments | segments		1
Beijing Wangpin [Member]
Schedule of Principal Accounting Policies [Line Items]
Percentage of ownership owned by the Company	[1]	90.00%
Beijing Wangpin [Member] | Zhilian Sanke [Member]
Schedule of Principal Accounting Policies [Line Items]
Percentage of ownership owned by Zhilian Sanke		10.00%			10.00%
China's Foreign Investment Enterprises Law [Member] | Subsidiaries [Member]
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund		10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required		50.00%
China Company Law [Member] | VIEs [Member]
Schedule of Principal Accounting Policies [Line Items]
Minimum portion of after-tax profits to be allocated to the general reserve/ statutory surplus fund		10.00%
Percentage rate of registered capital, reserve/ surplus fund reached, appropriation not required		50.00%

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).